SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS
9. SEGMENTS
The Company defines its segments on the basis of the way in which internally reported financial information is regularly reviewed by the chief operating decision maker (“CODM”) to analyze financial performance, make decisions, and allocate resources. The Company’s CODM consists of its Chief Executive Officer and Chief Financial Officer. The Company manages its operations as a single operating and reportable segment and the measure of segment profit or loss is net loss. The CODM uses net loss in the budget and forecasting process and considers budget-to-actual
variances on a quarterly basis when making decisions about the allocation of operating and capital resources.

The following table summarizes the information about reported segment revenues and significant segment expenses presented on the Company’s condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2026 and 2025:

	FOR THE THREE MONTHS ENDED JUNE 30,		FOR THE SIX MONTHS ENDED JUNE 30,
(in thousands)	2026	2025	2026	2025
Revenue	$—	$212	$212	$424
Less:
Research and development:
RLYB212	(48)	1,377	8	3,815
RLYB116	525	1,274	921	1,893
Other program candidates	5	95	7	(68)
Personnel expenses (including share-based compensation)	180	3,161	2,460	5,750
Other expenses	96	167	233	409
General and administrative, excluding personnel expenses	3,726	1,472	7,949	2,997
General and administrative, personnel expenses (including share-based compensation)	1,169	2,723	3,020	5,355
Other segment items*	(49,318)	(354)	(49,773)	(585)

Segment net income (loss)	$43,665	$(9,703)	$35,387	$(19,142)

*	Other segment items include total other income, net, inclusive of the $50 million termination fee related to the Candid Merger Agreement, income tax expense, and loss on investment in joint venture.

12. SEGMENTS
The Company defines its segments on the basis of the way in which internally reported financial information is regularly reviewed by the CODM to analyze financial performance, make decisions, and allocate resources. The Company’s CODM consists of its Chief Executive Officer, Chief Financial Officer and Chief Medical Officer. The Company manages its operations as a single operating and reportable segment and the measure of segment profit or loss is net loss. The CODM uses net loss in the budget and forecasting process and considers budget-to-actual
variances on a quarterly basis when making decisions about the allocation of operating and capital resources.
The following table summarizes the information about reported segment revenues and significant segment expenses presented on the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands)	2025	2024
Revenue	$858	$636
Less:
Research and development:
RLYB212	6,291	21,287
RLYB116	3,786	4,841
Other program candidates	(29)	1,901
Personnel (including share-based compensation)	8,798	12,488
Other	751	990
General and administrative, excluding personnel	6,078	6,654
General and administrative, personnel (including share-based compensation)	8,247	12,971
Other segment items*	(24,086)	(2,721)

Segment net loss	$(8,978)	$(57,775)

*	Other segment items includes total other income, net and gain and loss on investment in joint venture.